Share based compensation - Fair value of RSUs granted estimated using binomial model (Details) - 2021 Option Plan - $ / shares	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Share based compensation
Risk-free rate of return	4.69%	3.79%
Volatility	47.25%	44.95%
Expected dividend yield	0.00%	0.00%
Issuance price (in USD per share)	$ 1.64	$ 8.02
Expected terms	10 years	10 years